CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 503,568	$ 446,103	$ 398,151
Cost of revenues
Cost of revenues	228,490	239,393	221,997
Gross profit	275,078	206,710	176,154
Operating expenses:
Fulfillment	30,617	29,588	27,967
Selling and marketing	222,629	154,176	112,146
General and administrative	36,295	39,733	33,160
Other operating income	(223)	(675)	(974)
Total operating expenses	289,318	222,822	172,299
Income / (loss) from operations	(14,240)	(16,112)	3,855
Interest income	57	59	103
Interest expense	(5)	(13)	(92)
Other income, net	982	39,322	12,898
Impairment loss on investment	(56,083)
Total other income / (loss)	(55,049)	39,368	12,909
Income / (loss) before income taxes	(69,289)	23,256	16,764
Income tax (expense) / benefit	12,707	(9,802)	(3,418)
Net income / (loss)	(56,582)	13,454	13,346
Less: Net income attributable to non-controlling interests		325	29
Net Income / (loss) attributable to LightInTheBox Holding Co., Ltd.	$ (56,582)	$ 13,129	$ 13,317
Net income / (loss) per ordinary share - basic	$ (0.25)	$ 0.06	$ 0.06
Net income / (loss) per ordinary share - diluted	$ (0.25)	$ 0.06	$ 0.06
Product sales
Revenues
Revenues	$ 491,949	$ 435,170	$ 382,075
Cost of revenues
Cost of revenues	223,383	235,237	211,430
Gross profit	268,566	199,933	170,645
Services and others
Revenues
Revenues	11,619	10,933	16,076
Cost of revenues
Cost of revenues	5,107	4,156	10,567
Gross profit	$ 6,512	$ 6,777	$ 5,509